Summary of Significant Accounting Policies - Newly Adopted Accounting Standards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies
Revenues, net	$ 968,468	$ 917,634
Cost of revenues, excluding depreciation and amortization
Cost of revenues, excluding depreciation and amortization	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(369,377)	(343,143)
Total operating expenses	(1,074,176)	(1,064,661)
Loss from operations	(105,708)	(147,027)
Loss before income tax	(236,513)	(285,223)
Net loss	(242,162)	(263,930)
Prepaid expenses	31,021	28,395
Total current assets	408,612	443,908
Other non-current assets	26,556	60,029
TOTAL ASSETS	3,709,674	4,005,111
Current portion of deferred revenues	391,102	361,260	$ 333,944
Total current liabilities	643,714	661,073
TOTAL LIABILITIES	2,659,067	2,719,005
Accumulated deficit	(632,261)	(390,099)
Total stockholders' equity	1,050,607	1,286,106	$ 1,505,361
Total Liabilities and Shareholders' Equity	$ 3,709,674	4,005,111
ASU 2014-09 | As Previously Reported
Summary of Significant Accounting Policies
Revenues, net		919,749
Cost of revenues, excluding depreciation and amortization
Cost of revenues, excluding depreciation and amortization		(394,264)
Selling, general and administrative costs, excluding depreciation and amortization		(346,836)
Total operating expenses		(1,068,403)
Loss from operations		(148,654)
Loss before income tax		(286,850)
Net loss		(265,557)
Prepaid expenses		29,465
Total current assets		444,978
Other non-current assets		54,569
TOTAL ASSETS		4,000,721
Current portion of deferred revenues		356,002
Total current liabilities		655,815
TOTAL LIABILITIES		2,713,747
Accumulated deficit		(389,231)
Total stockholders' equity		1,286,974
Total Liabilities and Shareholders' Equity		4,000,721
ASU 2014-09 | Adjustments
Summary of Significant Accounting Policies
Revenues, net		(2,115)
Cost of revenues, excluding depreciation and amortization
Cost of revenues, excluding depreciation and amortization		49
Selling, general and administrative costs, excluding depreciation and amortization		3,693
Total operating expenses		3,742
Loss from operations		1,627
Loss before income tax		1,627
Net loss		1,627
Prepaid expenses		(1,070)
Total current assets		(1,070)
Other non-current assets		5,460
TOTAL ASSETS		4,390
Current portion of deferred revenues		5,258
Total current liabilities		5,258
TOTAL LIABILITIES		5,258
Accumulated deficit		(868)
Total stockholders' equity		(868)
Total Liabilities and Shareholders' Equity		$ 4,390